Contract liabilities and deferred income	12 Months Ended
Dec. 31, 2022
Contract liabilities and deferred income.
Contract liabilities and deferred income

13.          Contract liabilities and deferred income

(In thousands)	December 31, 2021	December 31, 2022
Contract liabilities (note a)
Membership subscription	35,490	37,721
Live streaming	735	969
Others	1,340	1,153
Deferred income
Government grants	172	—
Total	37,737	39,843
Less: non-current portion (note b)	(845)	(876)
Contract liabilities and deferred income, current portion	36,892	38,967

Notes:

(a)	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD32,611,000 and USD35,380,000 for the years ended December 31, 2021 and 2022, respectively.
(b)	As of December 31, 2021 and 2022, the non-current portion consists of membership subscription of USD845,000 and USD876,000, respectively.